Supplemental Disclosure with Respect to Cash Flows - Disclosure of detailed information about other investing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Option payments received	$ 179	$ 473
Interest received on cash and cash equivalents	261	40
Purchase and sale of property and equipment, net	(169)	(699)
Reclamation bonds	177	362
Total	$ 448	$ 176